Long-term Debt (Tables)	12 Months Ended
Oct. 31, 2021
Schedule of unsecured promissory notes

Movement in long-term debt	$
Balance - October 31, 2019	150,000
Additions (Notes 14.7, 14.8)	615,000
Interest accretion	260,940
Payments	(226,126)
Balance - October 31, 2020	799,814
Additions (Notes 14.1, 14.2, 14.3, 14.4, 14.5,14.6)	1,452,056
Interest accretion	565,506
Reclassification to acquisition consideration payable (Notes 8, 14.4)	(100,000)
Payments	(507,715)
Balance - October 31, 2021	2,209,661
Current portion	843,900
Non-current portion	1,365,761

14.1	On November 23, 2020, debt was issued by Grown Rogue Distribution, LLC with a principal amount of $125,000, interest paid monthly at 10% per annum, and a maturity date of November 23, 2023. After the maturity date, additional interest payments are due quarterly, at amounts that cause total interest paid over the life of the debt to equal $125,000. The note is reported at amortized cost using an effective interest rate of approximately 27%.

14.2	On December 2, 2020, debt was issued by Grown Rogue Gardens, LLC with a principal amount of $150,000, interest accrued at 10% per annum, and a maturity date of December 31, 2021. Interest and principal are payable upon maturity. The maturity date can be extended by up to six-months for a $1,000 fee per $10,000 of principal extended. The note was loaned by the former COO of the Company.

14.3	On January 27, 2021, debt was issued by Grown Rogue Distribution, LLC with a principal amount of $250,000, interest paid monthly at 10% per annum, and a maturity date of January 27, 2024. After the maturity date, additional interest payments are due quarterly, at amounts that cause total interest paid over the life of the debt to equal $250,000. The note is reported at amortized cost using an effective interest rate of approximately 27%.

14.4	On February 4, 2021, a note payable for $100,000 was issued to satisfy a milestone payment due to the seller of Golden Harvests. The note is payable 12 months from the issue date and accrues interest at $2,000 per month. This note payable was reclassified to acquisition consideration payable during the year ended October 31, 2021.

14.5	On May 1, 2021, the Company assumed a note payable owed by Golden Harvests (Note 8) with a carrying value of $227,056. The note is for a principal amount of $250,000, interest paid monthly at 10% per annum, and a maturity date of January 14, 2024. After the maturity date, additional interest payments are due quarterly, at amounts that cause total interest paid over the life of the debt to equal $250,000. The note is reported at amortized cost using an effective interest rate of approximately 33%.

14.6	On September 9, 2021, the Company entered into an unsecured promissory note agreement with PBIC, a related party, in the amount of $800,000 which was to be fully advanced by September 30, 2021. During the year ended October 31, 2021, $600,000 was received. This note matures on December 15, 2022, with payments commencing January 15, 2022, and continuing through and including December 15, 2022. The terms of the note require the Company to make certain participation payments to the lender based on a percentage monthly sales of cannabis flower sold from the Company’s sun-grown A-flower 2021 harvest (the “Harvest”), less 15% of such amount to account for costs of sales. The percentage will be determined by dividing 2,000 by the total volume of pounds of the Harvest, proportionate to principal proceeds. A portion of these payments will be used to pay down the outstanding principal on a monthly basis. The note will automatically terminate when the full amount of any outstanding principal plus the applicable participation payments are paid prior to the maturity date. Should the participation payments fully repay the principal amount prior to the maturity date then the note will automatically terminate. The note bears no stated rate of interest, and in the event of default, the note will bear interest at 15% per annum. The note is reported at amortized cost using an effective interest rate of approximately 1.9%.